Parent Company (the "Company") Only Financial Information - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (16,087,747)	$ (2,300,517)	¥ (15,741,057)	¥ (12,884,556)
Total operating expenses	(25,956,943)	(3,711,793)	(28,366,835)	(25,706,980)
Loss from operations	(14,041,238)	(2,007,870)	(21,874,073)	(22,655,184)
Interest and investment income	761,658	108,916	853,728	2,210,018
Interest expense	885,248	126,589	798,363	403,530
Gain/(loss) on extinguishment of debt	(14,660)	(2,096)	(4,480)	170,193
Equity in loss of subsidiaries and VIEs	(1,092,184)	(156,180)	(503,193)	64,394
Other income/(loss), net	450,953	64,485	(98,143)	155,191
Loss before income tax expense	(14,820,719)	(2,119,334)	(22,424,524)	(20,458,918)
Income tax (expense)/benefit	(121,882)	(17,429)	22,815	(260,835)
Net loss	(14,942,601)	(2,136,763)	(22,401,709)	(20,719,753)
Accretion on redeemable non-controlling interests to redemption value	(609,857)	(87,208)	(347,516)	(303,163)
Net loss attributable to ordinary shareholders of NIO Inc.	(15,570,678)	(2,226,576)	(22,657,692)	(21,146,967)
Total comprehensive loss	(14,945,461)	(2,137,172)	(22,252,041)	(21,478,799)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	(15,573,538)	(2,226,985)	(22,508,024)	(21,749,987)
Parent
Operating expenses:
Selling, general and administrative	(142,457)	(20,371)	(104,001)	(99,587)
Total operating expenses	(142,457)	(20,371)	(104,001)	(99,587)
Loss from operations	(142,457)	(20,371)	(104,001)	(99,587)
Interest and investment income	100,354	14,350	522,799	524,173
Interest expense	(366,066)	(52,347)	(392,179)	(207,649)
Gain/(loss) on extinguishment of debt	(14,660)	(2,096)	(4,480)	170,193
Equity in loss of subsidiaries and VIEs	(15,012,784)	(2,146,799)	(22,287,129)	(21,349,555)
Other income/(loss), net	515,714	73,745	(9,479)	121,800
Loss before income tax expense	(14,919,899)	(2,133,518)	(22,274,469)	(20,840,625)
Income tax (expense)/benefit	(40,922)	(5,850)	(35,707)	(3,179)
Net loss	(14,960,821)	(2,139,368)	(22,310,176)	(20,843,804)
Accretion on redeemable non-controlling interests to redemption value	(609,857)	(87,208)	(347,516)	(303,163)
Net loss attributable to ordinary shareholders of NIO Inc.	(15,570,678)	(2,226,576)	(22,657,692)	(21,146,967)
Total comprehensive loss	(14,963,681)	(2,139,777)	(22,160,508)	(21,446,824)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (15,573,538)	$ (2,226,985)	¥ (22,508,024)	¥ (21,749,987)